UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-09833

Investment Company Act File Number

Core Bond Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

September 30, 2017

Date of Reporting Period

Item 1. Schedule of Investments

Core Bond Portfolio

September 30, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds & Notes — 41.8%

Security	Principal Amount (000’s omitted)	Value
Aerospace & Defense — 0.6%
Embraer Netherlands Finance B.V., 5.40%, 2/1/27	$1,301	$1,410,609
Lockheed Martin Corp., 4.70%, 5/15/46	810	909,159
WestJet Airlines, Ltd., 3.50%, 6/16/21(1)	620	631,178

		$2,950,946

Automotive — 1.3%
Ford Motor Credit Co., LLC, 2.979%, 8/3/22	$2,503	$2,503,866
General Motors Co., 4.20%, 10/1/27	2,383	2,421,509
ZF North America Capital, Inc., 4.50%, 4/29/22(1)	1,000	1,055,000

		$5,980,375

Banks — 13.3%
American Express Co., 3.625%, 12/5/24	$1,162	$1,200,973
ANZ New Zealand International, Ltd., 2.20%, 7/17/20(1)	1,084	1,085,127
Bank of America Corp., 2.881% to 4/24/22, 4/24/23(2)	1,425	1,432,287
Bank of America Corp., 3.124% to 1/20/22, 1/20/23(2)	2,420	2,459,466
Bank of America Corp., 3.30%, 1/11/23	1,237	1,267,750
Bank of America Corp., 3.593% to 7/21/27, 7/21/28(2)	7,180	7,245,956
Bank of New York Mellon Corp. (The), 3.30%, 8/23/29	1,120	1,114,225
Barclays PLC, 4.836%, 5/9/28	1,480	1,535,294
Capital One Bank (USA), NA, 3.375%, 2/15/23	892	906,039
Capital One Financial Corp., 2.50%, 5/12/20	485	487,474
Capital One Financial Corp., 3.75%, 4/24/24	700	723,695
Capital One N.A., 2.65%, 8/8/22	1,780	1,770,381
CIT Group, Inc., 5.00%, 8/1/23	915	988,200
Citigroup, Inc., 3.668% to 7/24/27, 7/24/28(2)	4,800	4,841,589
Citigroup, Inc., 3.70%, 1/12/26	1,000	1,026,700
Citigroup, Inc., 3.887% to 1/10/27, 1/10/28(2)	909	933,869
Citigroup, Inc., 4.50%, 1/14/22	725	780,473
Citizens Financial Group, Inc., 4.30%, 12/3/25	1,399	1,466,427
Commonwealth Bank of Australia, 2.50%, 9/18/22(1)	1,050	1,048,983
Discover Bank, 3.20%, 8/9/21	950	969,849
Discover Financial Services, 3.95%, 11/6/24	490	502,186
Fifth Third Bancorp, 4.30%, 1/16/24	1,131	1,199,309
First Horizon National Corp., 3.50%, 12/15/20	702	723,163
Goldman Sachs Group, Inc. (The), 2.905% to 7/24/22, 7/24/23(2)	1,909	1,911,928
Goldman Sachs Group, Inc. (The), 3.691% to 6/5/27, 6/5/28(2)	916	924,762
Goldman Sachs Group, Inc. (The), 3.75%, 2/25/26	970	994,380
Goldman Sachs Group, Inc. (The), 3.85%, 1/26/27	1,510	1,544,033
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22	1,151	1,292,401
JPMorgan Chase & Co., 2.70%, 5/18/23	1,988	1,989,377
JPMorgan Chase & Co., 3.782% to 2/1/27, 2/1/28(2)	1,000	1,027,355
JPMorgan Chase & Co., 5.625%, 8/16/43	628	770,276

Security	Principal Amount (000’s omitted)	Value
Morgan Stanley, 3.591% to 7/22/27, 7/22/28(2)	$7,100	$7,118,285
Morgan Stanley, 4.00%, 7/23/25	2,220	2,341,980
Morgan Stanley, 4.35%, 9/8/26	643	674,140
Morgan Stanley, 4.875%, 11/1/22	1,132	1,227,840
PPTT, 2006-A GS, Class A, 6.001%(1)(3)	259	256,365
Regions Financial Corp., 2.75%, 8/14/22	640	639,426
Regions Financial Corp., 3.20%, 2/8/21	1,526	1,560,334
Santander Holdings USA, Inc., 2.70%, 5/24/19	685	690,600
Santander Holdings USA, Inc., 4.50%, 7/17/25	712	742,763
Synchrony Bank, 3.00%, 6/15/22	410	409,311
Wells Fargo & Co., 3.45%, 2/13/23	948	971,733

		$62,796,704

Beverages — 0.3%
Anheuser-Busch InBev Finance, Inc., 4.90%, 2/1/46	$730	$834,123
Dr Pepper Snapple Group, Inc., 3.43%, 6/15/27(1)	618	622,174

		$1,456,297

Building Materials — 0.4%
Masco Corp., 3.50%, 11/15/27	$940	$932,044
Owens Corning, 4.20%, 12/15/22	502	533,142
Vulcan Materials Co., 4.50%, 6/15/47	479	487,618

		$1,952,804

Chemicals — 2.1%
Ecolab, Inc., 2.375%, 8/10/22	$2,392	$2,391,352
Ecolab, Inc., 5.50%, 12/8/41	797	983,596
Mexichem SAB de CV, 4.00%, 10/4/27(1)(4)	2,350	2,345,300
Mexichem SAB de CV, 5.50%, 1/15/48(1)(4)	2,000	1,978,000
Potash Corp. of Saskatchewan, Inc., 4.00%, 12/15/26	1,475	1,540,576
RPM International, Inc., 3.75%, 3/15/27	589	597,908

		$9,836,732

Commercial Services — 0.7%
Block Financial, LLC, 5.25%, 10/1/25	$870	$939,587
Moody’s Corp., 3.25%, 1/15/28(1)	1,414	1,406,852
Total System Services, Inc., 3.75%, 6/1/23	1,080	1,117,375

		$3,463,814

Computers — 2.4%
Apple, Inc., 2.85%, 2/23/23	$1,080	$1,106,525
Dell International, LLC/EMC Corp., 3.48%, 6/1/19(1)	4,600	4,689,887
Dell International, LLC/EMC Corp., 4.42%, 6/15/21(1)	1,080	1,134,737
Dell International, LLC/EMC Corp., 6.02%, 6/15/26(1)	1,270	1,412,255
EMC Corp., 1.875%, 6/1/18	1,950	1,942,496
EMC Corp., 3.375%, 6/1/23	1,015	978,644

		$11,264,544

Diversified Financial Services — 2.9%
Air Lease Corp., 3.375%, 6/1/21	$1,200	$1,238,558
Ally Financial, Inc., 3.25%, 11/5/18	4,700	4,747,000

Security	Principal Amount (000’s omitted)	Value
Brookfield Finance, LLC, 4.00%, 4/1/24	$1,070	$1,109,395
Legg Mason, Inc., 4.75%, 3/15/26	667	709,557
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp., 4.50%, 3/15/27(1)	432	455,639
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp., 4.875%, 4/15/45(1)	510	494,366
Synchrony Financial, 2.541%, (3 mo. USD LIBOR + 1.23%), 2/3/20(5)	3,465	3,500,774
UBS Group Funding Switzerland AG, 3.491%, 5/23/23(1)	1,450	1,485,741

		$13,741,030

Electric Utilities — 0.6%
Entergy Corp., 4.00%, 7/15/22	$1,046	$1,108,013
ITC Holdings Corp., 4.05%, 7/1/23	680	714,650
Pacific Gas & Electric Co., 4.00%, 12/1/46	965	1,013,408

		$2,836,071

Electrical and Electronic Equipment — 1.1%
FLIR Systems, Inc., 3.125%, 6/15/21	$910	$922,561
Jabil Circuit, Inc., 4.70%, 9/15/22	1,400	1,496,250
NXP B.V./NXP Funding, LLC, 4.125%, 6/15/20(1)	400	419,500
NXP B.V./NXP Funding, LLC, 4.625%, 6/1/23(1)	1,070	1,152,925
Tyco Electronics Group SA, 3.70%, 2/15/26	1,070	1,117,503

		$5,108,739

Foods — 0.7%
ESAL GmbH, 6.25%, 2/5/23(1)	$400	$389,700
Smithfield Foods, Inc., 2.65%, 10/3/21(1)(4)	1,304	1,303,135
Smithfield Foods, Inc., 3.35%, 2/1/22(1)	1,482	1,511,238

		$3,204,073

Health Services — 0.3%
MEDNAX, Inc., 5.25%, 12/1/23(1)	$1,420	$1,491,000

		$1,491,000

Healthcare Products — 0.3%
Becton Dickinson and Co., 3.70%, 6/6/27	$1,439	$1,453,155

		$1,453,155

Home Construction — 0.3%
Lennar Corp., 4.125%, 1/15/22	$313	$324,346
Toll Brothers Finance Corp., 4.875%, 3/15/27	940	972,994

		$1,297,340

Home Furnishings — 0.2%
Whirlpool Corp., 4.50%, 6/1/46	$914	$957,367

		$957,367

Household Products — 0.3%
Newell Brands, Inc., 3.85%, 4/1/23	$1,426	$1,500,694

		$1,500,694

Insurance — 0.5%
Marsh and McLennan Cos., Inc., 3.75%, 3/14/26	$841	$879,217
Principal Financial Group, Inc., 4.30%, 11/15/46	534	557,755

Security	Principal Amount (000’s omitted)	Value
UnitedHealth Group, Inc., 2.875%, 12/15/21	$724	$742,919

		$2,179,891

Internet Software & Services — 0.1%
Symantec Corp., 5.00%, 4/15/25(1)	$500	$524,065

		$524,065

Lodging and Gaming — 0.3%
GLP Capital, L.P./GLP Financing II, Inc., 5.375%, 4/15/26	$160	$175,000
Hilton Domestic Operating Co., Inc., 4.25%, 9/1/24	505	516,363
MGM Resorts International, 4.625%, 9/1/26	900	915,750

		$1,607,113

Mining — 0.4%
Freeport-McMoRan, Inc., 3.55%, 3/1/22	$900	$888,471
Glencore Funding, LLC, 4.00%, 3/27/27(1)	1,006	1,013,615

		$1,902,086

Miscellaneous Manufacturing — 0.2%
Hexcel Corp., 3.95%, 2/15/27	$702	$717,237

		$717,237

Oil and Gas — 2.9%
AmeriGas Partners, L.P./AmeriGas Finance Corp., 5.75%, 5/20/27	$1,465	$1,505,287
Anadarko Petroleum Corp., 6.95%, 6/15/19	716	771,856
BP Capital Markets PLC, 3.224%, 4/14/24	1,452	1,485,067
ConocoPhillips Co., 4.30%, 11/15/44	1,011	1,067,767
Ecopetrol SA, 5.875%, 9/18/23	1,400	1,558,200
EOG Resources, Inc., 4.15%, 1/15/26	1,330	1,411,346
Nabors Industries, Inc., 4.625%, 9/15/21	983	969,238
National Oilwell Varco, Inc., 3.95%, 12/1/42	800	679,642
Noble Energy, Inc., 3.90%, 11/15/24	937	960,442
Petroleos Mexicanos, 6.875%, 8/4/26	1,500	1,710,000
Pioneer Natural Resources Co., 4.45%, 1/15/26	1,400	1,497,211

		$13,616,056

Packaging & Containers — 0.2%
Owens-Brockway Glass Container, Inc., 5.875%, 8/15/23(1)	$835	$924,241

		$924,241

Pharmaceuticals — 0.9%
Celgene Corp., 3.55%, 8/15/22	$1,041	$1,092,542
Mylan N.V., 3.95%, 6/15/26	1,416	1,443,661
Shire Acquisitions Investments Ireland DAC, 2.40%, 9/23/21	1,500	1,495,783

		$4,031,986

Pipelines — 1.4%
Energy Transfer, L.P./Regency Energy Finance Corp., 6.50%, 7/15/21	$2,500	$2,562,500
Gulfstream Natural Gas, 4.60%, 9/15/25(1)	431	465,569
Plains All America Pipeline, L.P./PAA Finance Corp., 4.50%, 12/15/26	485	492,940
Plains All America Pipeline, L.P./PAA Finance Corp., 4.65%, 10/15/25	663	683,644
Sabine Pass Liquefaction, LLC, 5.00%, 3/15/27	750	800,203
Sabine Pass Liquefaction, LLC, 5.625%, 3/1/25	880	971,892

Security	Principal Amount (000’s omitted)	Value
Sunoco Logistics Partners Operations, L.P., 4.40%, 4/1/21	$582	$614,357

		$6,591,105

Real Estate Investment Trusts (REITs) — 1.4%
Crown Castle International Corp., 3.20%, 9/1/24	$851	$847,910
Crown Castle International Corp., 3.65%, 9/1/27	750	750,804
DDR Corp., 3.625%, 2/1/25	1,016	988,960
Digital Realty Trust, L.P., 3.70%, 8/15/27	1,272	1,287,092
iStar, Inc., 4.875%, 7/1/18	1,740	1,762,359
VEREIT Operating Partnership, L.P., 4.875%, 6/1/26	947	1,015,296

		$6,652,421

Retail-Specialty and Apparel — 0.8%
Coach, Inc., 4.125%, 7/15/27	$1,877	$1,889,817
Macy’s Retail Holdings, Inc., 4.375%, 9/1/23	965	970,197
Reliance Intermediate Holdings, L.P., 6.50%, 4/1/23(1)	295	314,912
Signet UK Finance PLC, 4.70%, 6/15/24	500	495,625

		$3,670,551

Software — 0.3%
CA, Inc., 3.60%, 8/15/22	$400	$409,657
Quintiles IMS, Inc., 5.00%, 10/15/26(1)	930	988,125

		$1,397,782

Technology — 0.2%
Broadcom Corp., 2.70%, 11/1/18	$1,000	$1,001,279

		$1,001,279

Telecommunications — 2.5%
AT&T, Inc., 3.00%, 6/30/22	$1,043	$1,054,234
AT&T, Inc., 3.40%, 8/14/24	1,333	1,336,522
AT&T, Inc., 3.60%, 2/17/23	1,834	1,888,606
AT&T, Inc., 3.90%, 8/14/27	3,877	3,889,272
AT&T, Inc., 5.15%, 2/14/50	1,200	1,213,925
Nokia Oyj, 4.375%, 6/12/27	1,500	1,546,875
Verizon Communications, Inc., 5.15%, 9/15/23	877	985,163

		$11,914,597

Transportation — 0.2%
SMBC Aviation Capital Finance DAC, 3.00%, 7/15/22(1)	$914	$913,281

		$913,281

Utilities — 1.7%
American Water Capital Corp., 2.95%, 9/1/27	$1,426	$1,421,915
American Water Capital Corp., 3.40%, 3/1/25	365	377,349
American Water Capital Corp., 4.30%, 9/1/45	842	909,538
Baltimore Gas & Electric Co., 3.50%, 8/15/46	1,580	1,516,297
Duke Energy Florida Project Finance, LLC, 1.196%, 3/1/20	1,565	1,552,530
Southern Co. Gas Capital Corp., 2.45%, 10/1/23	1,060	1,037,931

Security	Principal Amount (000’s omitted)	Value
Southern Co. Gas Capital Corp., 3.95%, 10/1/46	$1,270	$1,216,913

		$8,032,473

Total Corporate Bonds & Notes (identified cost $193,099,792)		$196,967,849

Agency Mortgage-Backed Securities — 24.4%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Pool #A93547, 4.50%, 8/1/40	$943	$1,018,246
Pool #C03490, 4.50%, 8/1/40	761	821,681
Pool #C03815, 3.50%, 3/1/42	612	634,482
Pool #C03921, 3.50%, 5/1/42	634	657,573
Pool #C09031, 2.50%, 2/1/43	1,945	1,897,871
Pool #C09032, 3.50%, 2/1/43	1,063	1,101,559
Pool #C91875, 3.50%, 6/1/36	1,239	1,291,240
Pool #G04913, 5.00%, 3/1/38	871	957,871
Pool #G05958, 5.00%, 8/1/40	208	228,165
Pool #G07459, 3.50%, 8/1/43	2,393	2,478,949
Pool #G07589, 5.50%, 6/1/41	3,565	3,985,827
Pool #G08348, 5.00%, 6/1/39	221	242,070
Pool #G08524, 3.00%, 3/1/43	1,176	1,185,303
Pool #G08534, 3.00%, 6/1/43	2,036	2,052,951
Pool #G08596, 4.50%, 7/1/44	1,082	1,163,649
Pool #G08666, 3.00%, 9/1/45	2,446	2,455,723
Pool #G08670, 3.00%, 10/1/45	1,600	1,606,235
Pool #G08701, 3.00%, 4/1/46	2,456	2,466,386
Pool #G08717, 4.00%, 8/1/46	2,426	2,555,137
Pool #G08738, 3.50%, 12/1/46	2,222	2,291,794
Pool #G08758, 4.00%, 4/1/47	2,144	2,260,448
Pool #G60173, 4.00%, 7/1/45	1,324	1,406,454
Pool #G60761, 3.00%, 10/1/43	2,435	2,456,719
Pool #Q00285, 4.50%, 4/1/41	567	612,180
Pool #Q08641, 3.50%, 6/1/42	635	658,870
Pool #Q10378, 3.00%, 8/1/42	1,236	1,247,654
Pool #Q17453, 3.50%, 4/1/43	1,931	2,002,645
Pool #Q21661, 3.50%, 9/1/43	1,037	1,073,389
Pool #Q34310, 3.50%, 6/1/45	2,310	2,386,558
Pool #Q40264, 3.50%, 5/1/46	1,781	1,838,358
Pool #Q45051, 3.00%, 12/1/46	3,659	3,679,082
Pool #Q46889, 3.50%, 3/1/47	2,973	3,099,965
Pool #Q47999, 4.00%, 5/1/47	3,942	4,189,676

		$58,004,710

Federal National Mortgage Association:
Pool #735403, 5.00%, 4/1/35	$123	$135,105
Pool #735415, 6.50%, 12/1/32	268	306,485
Pool #889982, 5.50%, 11/1/38	68	75,548

Security	Principal Amount (000’s omitted)	Value
Pool #890427, 3.50%, 4/1/42	$1,193	1,237,705
Pool #929009, 6.00%, 1/1/38	213	242,297
Pool #995203, 5.00%, 7/1/35	25	27,808
Pool #AB3678, 3.50%, 10/1/41	4,074	4,234,613
Pool #AB6633, 3.50%, 10/1/42	1,051	1,089,263
Pool #AB8923, 3.00%, 4/1/43	1,501	1,514,074
Pool #AE0949, 4.00%, 2/1/41	345	366,058
Pool #AH1559, 4.00%, 12/1/40	130	138,303
Pool #AH9055, 4.50%, 4/1/41	453	489,527
Pool #AK6759, 3.50%, 3/1/42	1,088	1,128,494
Pool #AL5162, 3.00%, 9/1/43	1,085	1,094,485
Pool #AL6838, 4.00%, 4/1/43	904	957,954
Pool #AL7019, 3.50%, 11/1/42	2,038	2,112,960
Pool #AL7524, 5.00%, 7/1/41	1,225	1,344,913
Pool #AS3892, 4.00%, 11/1/44	1,263	1,331,397
Pool #AS4421, 4.00%, 2/1/45	893	948,357
Pool #AS5332, 4.00%, 7/1/45	1,519	1,609,078
Pool #AS6014, 4.00%, 10/1/45	997	1,055,721
Pool #AS6811, 3.00%, 3/1/46	1,784	1,791,790
Pool #AS9721, 4.00%, 6/1/47	2,908	3,065,878
Pool #AZ3743, 3.50%, 11/1/45	2,546	2,628,137
Pool #BA0891, 3.50%, 1/1/46	2,814	2,903,894
Pool #BA0908, 3.50%, 3/1/46	1,762	1,818,353
Pool #BA3938, 3.50%, 1/1/46	2,117	2,187,047
Pool #BC1849, 3.00%, 5/1/46	3,221	3,234,208
Pool #BC6815, 3.00%, 6/1/46	2,292	2,301,562
Pool #BD1183, 3.50%, 12/1/46	1,390	1,432,990
Pool #BE2316, 3.50%, 1/1/47	3,443	3,550,725
Pool #MA0634, 4.50%, 1/1/31	809	871,432
Pool #MA0956, 4.00%, 1/1/42	1,468	1,555,630
Pool #MA1789, 4.50%, 2/1/44	973	1,056,378
Pool #MA2389, 3.50%, 9/1/35	751	782,392
Pool #MA2653, 4.00%, 6/1/46	2,468	2,599,248
Pool #MA2711, 3.00%, 8/1/46	1,823	1,815,184

		$55,034,993

Government National Mortgage Association:
Pool #AQ1784, 3.50%, 12/20/45	$1,955	$2,047,887

		$2,047,887

Total Agency Mortgage-Backed Securities (identified cost $115,799,599)		$115,087,590

Collateralized Mortgage Obligations — 4.3%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2017-DNA2, Class M1, 2.437%, (1 mo. USD LIBOR + 1.20%), 10/25/29(5)	$660	$668,407

Security	Principal Amount (000’s omitted)	Value
Series 2017-DNA3, Class M2, 3.734%, (1 mo. USD LIBOR + 2.50%), 3/25/30(4)(5)	$715	$717,645

		$1,386,052

Federal Home Loan Mortgage Corp.:
Series 3820, Class DJ, 3.00%, 11/15/35	$2,048	$2,072,582
Series 4030, Class PA, 3.50%, 6/15/40	1,558	1,612,245

		$3,684,827

Federal National Mortgage Association Connecticut Avenue Securities:
Series 2017-C05, Class 1M1, 1.787%, (1 mo. USD LIBOR + 0.55%), 1/25/30(5)	$2,226	$2,223,530
Series 2017-C05, Class 1M2, 3.437%, (1 mo. USD LIBOR + 2.20%), 1/25/30(5)	1,030	1,018,227
Series 2017-C06, Class 1M2, 3.887%, (1 mo. USD LIBOR + 2.65%), 2/25/30(5)	1,275	1,288,619

		$4,530,376

Federal National Mortgage Association:
Series 2005-58, Class MA, 5.50%, 7/25/35	$386	$419,932
Series 2011-117, Class QA, 3.50%, 10/25/31	1,559	1,572,209
Series 2011-135, Class PK, 4.50%, 5/25/40	1,336	1,400,292
Series 2013-6, Class HD, 1.50%, 12/25/42	321	308,771
Series 2013-130, Class EA, 3.00%, 6/25/38	1,450	1,470,175
Series 2014-70, Class KP, 3.50%, 3/25/44	1,544	1,599,180

		$6,770,559

Government National Mortgage Association:
Series 2017-52, Class UA, 3.00%, 4/16/47	$2,358	$2,361,667
Series 2017-80, Class UD, 3.00%, 5/20/47	1,371	1,371,890

		$3,733,557

Total Collateralized Mortgage Obligations (identified cost $20,117,132)		$20,105,371

Commercial Mortgage-Backed Securities — 4.6%

Security	Principal Amount (000’s omitted)	Value
A10 Securitization, LLC
Series 2015-1, Class A2, 3.13%, 4/15/34(1)	$318	$318,461
Series 2015-1, Class B, 4.12%, 4/15/34(1)	2,000	2,001,066
CFCRE Commercial Mortgage Trust
Series 2016-C7, Class C, 4.441%, 12/10/54(6)	1,050	1,066,893
Citigroup Commercial Mortgage Trust
Series 2015-P1, Class D, 3.225%, 9/15/48(1)	1,000	815,134
COMM Mortgage Trust
Series 2012-CR2, Class AM, 3.791%, 8/15/45	165	172,429
Series 2013-CR11, Class C, 5.167%, 8/10/50(1)(6)	500	529,613
Series 2014-CR20, Class D, 3.222%, 11/10/47(1)	700	573,039
Series 2014-CR21, Class C, 4.416%, 12/10/47(6)	500	501,600
Series 2014-LC17, Class A2, 3.164%, 10/10/47	550	559,821
Series 2014-UBS2, Class A2, 2.82%, 3/10/47	670	678,531

Security	Principal Amount (000’s omitted)	Value
Credit Suisse Mortgage Trust
Series 2016-NXSR, Class C, 4.509%, 12/15/49(6)	$1,500	$1,526,056
JPMBB Commercial Mortgage Securities Trust
Series 2014-C21, Class D, 4.815%, 8/15/47(1)(6)	675	579,835
Series 2014-C22, Class D, 4.711%, 9/15/47(1)(6)	500	429,182
Series 2014-C23, Class D, 3.958%, 9/15/47(1)(6)	250	214,703
Series 2014-C25, Class D, 4.095%, 11/15/47(1)(6)	1,585	1,263,214
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2011-C5, Class A3, 4.171%, 8/15/46	882	934,166
Series 2013-C13, Class D, 4.188%, 1/15/46(1)(6)	2,000	1,859,338
Series 2013-LC11, Class AS, 3.216%, 4/15/46	220	222,126
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2016-C32, Class C, 4.296%, 12/15/49(6)	1,050	1,069,484
Motel 6 Trust
Series 2017-MTL6, Class C, 2.634%, (1 mo. USD LIBOR + 1.40%), 8/15/34(1)(5)	1,520	1,522,850
Series 2017-MTL6, Class D, 3.384%, (1 mo. USD LIBOR + 2.15%), 8/15/34(1)(5)	1,200	1,199,394
UBS Commercial Mortgage Trust
Series 2012-C1, Class D, 5.73%, 5/10/45(1)(6)	1,350	1,364,718
Wells Fargo Commercial Mortgage Trust
Series 2015-LC22, Class C, 4.693%, 9/15/58(6)	900	905,489
Series 2015-SG1, Class C, 4.619%, 9/15/48(6)	1,500	1,474,219
WF-RBS Commercial Mortgage Trust
Series 2013-C13, Class AS, 3.345%, 5/15/45	110	112,342

Total Commercial Mortgage-Backed Securities (identified cost $21,714,071)		$21,893,703

Asset-Backed Securities — 13.5%

Security	Principal Amount (000’s omitted)	Value
Automotive — 6.3%
American Credit Acceptance Receivables Trust
Series 2017-3, Class A, 1.82%, 3/10/20(1)	$2,500	$2,500,680
AmeriCredit Automobile Receivables Trust
Series 2016-2, Class B, 2.21%, 5/10/21	610	611,490
Series 2016-4, Class A3, 1.53%, 7/8/21	825	822,057
Series 2017-2, Class A2A, 1.65%, 9/18/20	670	669,879
Avis Budget Rental Car Funding, LLC
Series 2012-3A, Class A, 2.10%, 3/20/19(1)	2,790	2,792,933
Series 2013-2A, Class B, 3.66%, 2/20/20(1)	450	455,703
BMW Vehicle Lease Trust
Series 2016-2, Class A3, 1.43%, 9/20/19	825	822,600
California Republic Auto Receivables Trust
Series 2013-2, Class A2, 1.23%, 3/15/19	9	8,674
CarMax Auto Owner Trust
Series 2016-1, Class A2A, 1.30%, 4/15/19	98	98,487
Series 2017-2, Class A3, 1.93%, 3/15/22	1,355	1,355,086
Drive Auto Receivables Trust
Series 2017-1, Class A3, 1.86%, 3/16/20	510	510,164

Security	Principal Amount (000’s omitted)	Value
Enterprise Fleet Financing, LLC
Series 2014-1, Class A3, 1.38%, 9/20/19(1)	$134	$134,466
Series 2017-1, Class A2, 2.13%, 7/20/22(1)	1,600	1,604,708
First Investors Auto Owner Trust
Series 2015-2A, Class A1, 1.59%, 12/16/19(1)	48	47,758
Series 2016-1A, Class A1, 1.92%, 5/15/20(1)	143	142,714
Series 2016-2A, Class A1, 1.53%, 11/16/20(1)	239	238,670
Series 2017-1A, Class A1, 1.69%, 4/15/21(1)	512	511,770
Ford Credit Auto Owner Trust
Series 2014-1, Class B, 2.41%, 11/15/25(1)	475	475,806
Series 2016-A, Class A2A, 1.12%, 12/15/18	21	21,037
Series 2017-A, Class A3, 1.67%, 6/15/21	1,080	1,078,454
GMF Floorplan Owner Revolving Trust
Series 2015-1, Class B, 1.97%, 5/15/20(1)	775	775,568
Hertz Fleet Lease Funding, L.P.
Series 2017-1, Class A2, 2.13%, 4/10/31(1)	1,090	1,088,798
Mercedes-Benz Auto Receivables Trust
Series 2016-1, Class A3, 1.26%, 2/16/21	1,650	1,641,399
Santander Drive Auto Receivables Trust
Series 2015-1, Class B, 1.97%, 11/15/19	114	114,034
Series 2016-3, Class A3, 1.50%, 8/17/20	980	979,402
Series 2017-2, Class A2, 1.60%, 3/16/20	985	984,925
Securitized Term Auto Receivables Trust
Series 2016-1A, Class A3, 1.524%, 3/25/20(1)	590	587,664
TCF Auto Receivables Owner Trust
Series 2016-PT1A, Class A, 1.93%, 6/15/22(1)	1,341	1,340,445
Wheels SPV, LLC
Series 2017-1A, Class A1, 1.40%, 7/20/18(1)	1,791	1,790,858
Series 2017-1A, Class A2, 1.88%, 4/20/26(1)	1,000	1,000,217
World Omni Auto Receivables Trust
Series 2014-A, Class A4, 1.53%, 6/15/20	2,408	2,408,635
Series 2016-A, Class A2, 1.32%, 12/16/19	443	443,166
Series 2016-B, Class A2, 1.10%, 1/15/20	556	555,241
World Omni Automobile Lease Securitization Trust
Series 2017-A, Class A3, 2.13%, 4/15/20	1,000	1,003,175

		$29,616,663

Computers — 0.2%
Dell Equipment Finance Trust
Series 2015-1, Class C, 2.42%, 3/23/20(1)	$1,171	$1,172,599

		$1,172,599

Other — 4.7%
Ascentium Equipment Receivable Trust
Series 2016-1A, Class A3, 1.92%, 12/10/19(1)	$1,691	$1,691,570
Avant Loans Funding Trust
Series 2017-A, Class A, 2.41%, 3/15/21(1)	91	91,604
CNH Equipment Trust
Series 2017-A, Class A3, 2.07%, 5/16/22	1,200	1,203,254
Conn Funding II L.P.
Series 2017-A, Class A, 2.73%, 7/15/19(1)	94	93,758

Security	Principal Amount (000’s omitted)	Value
FOCUS Brands Funding, LLC
Series 2017-1A, Class A2II, 5.093%, 4/30/47(1)	$998	$1,044,687
Nextgear Floorplan Master Owner Trust
Series 2015-2A, Class A, 2.38%, 10/15/20(1)	2,391	2,400,156
OneMain Financial Issuance Trust
Series 2015-1A, Class A, 3.19%, 3/18/26(1)	1,000	1,011,007
Series 2015-2A, Class A, 2.57%, 7/18/25(1)	895	897,853
Series 2017-1A, Class A1, 2.37%, 9/14/32(1)	1,925	1,917,748
Prosper Marketplace Issuance Trust
Series 2017-1A, Class A, 2.56%, 6/15/23(1)	6,338	6,353,725
Series 2017-2A, Class A, 2.41%, 9/15/23(1)	1,370	1,372,343
Sierra Receivables Funding Co., LLC
Series 2014-1A, Class B, 2.42%, 3/20/30(1)	68	68,338
Series 2014-2A, Class B, 2.40%, 6/20/31(1)	615	613,957
Series 2015-1A, Class B, 3.05%, 3/22/32(1)	215	215,591
Social Professional Loan Program, LLC
Series 2014-B, Class A2, 2.55%, 8/27/29(1)	724	727,157
SpringCastle Funding Trust
Series 2016-AA, Class A, 3.05%, 4/25/29(1)	1,100	1,108,670
Synchrony Credit Card Master Note Trust
Series 2015-3, Class A, 1.74%, 9/15/21	700	700,267
Verizon Owner Trust
Series 2016-1A, Class A, 1.42%, 1/20/21(1)	600	597,900

		$22,109,585

Restaurants — 2.0%
DB Master Finance, LLC
Series 2015-1A, Class A2I, 3.262%, 2/20/45(1)	$1,492	$1,497,366
Series 2015-1A, Class A2II, 3.98%, 2/20/45(1)	985	1,008,960
Series 2017-1A, Class A2I, 3.629%, 11/20/47(1)(4)	653	656,687
Series 2017-1A, Class A2II, 4.03%, 11/20/47(1)(4)	340	342,845
Taco Bell Funding, LLC
Series 2016-1A, Class A2I, 3.832%, 5/25/46(1)	2,376	2,427,431
Wendys Funding, LLC
Series 2015-1A, Class A2I, 3.371%, 6/15/45(1)	3,234	3,271,902

		$9,205,191

Single Family Home Rental — 0.3%
Colony American Homes
Series 2014-1A, Class C, 3.084%, (1 mo. USD LIBOR + 1.85%), 5/17/31(1)(5)	$915	$919,013
FirstKey Lending Trust
Series 2015-SFR1, Class A, 2.553%, 3/9/47(1)	641	640,348

		$1,559,361

Total Asset-Backed Securities (identified cost $63,568,345)		$63,663,399

Foreign Government and Agency Securities — 0.6%
Security	Principal Amount (000’s omitted)	Value
Bermuda — 0.1%
Government of Bermuda, 4.854%, 2/6/24(1)	$510	$557,338

		$557,338

Mexico — 0.3%
Government of Mexico, 3.60%, 1/30/25	$500	$513,750
Government of Mexico, 4.00%, 10/2/23	790	837,163

		$1,350,913

Panama — 0.2%
Republic of Panama, 3.875%, 3/17/28	$700	$735,000

		$735,000

Total Foreign Government and Agency Securities (identified cost $2,510,263)		$2,643,251

U.S. Treasury Obligations — 9.9%
Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bond, 2.875%, 11/15/46	$12,000	$12,034,453
U.S. Treasury Bond, 3.00%, 5/15/47	4,511	4,639,282
U.S. Treasury Bond, 5.00%, 5/15/37	11,425	15,610,522
U.S. Treasury Note, 1.50%, 5/15/20	10,650	10,627,951
U.S. Treasury Note, 2.25%, 8/15/27	3,584	3,558,450

Total U.S. Treasury Obligations (identified cost $46,363,992)		$46,470,658

Preferred Securities — 0.0%(7)

Security	Shares	Value
Insurance — 0.0%(7)
American Overseas Group, Ltd., Series A, 4.891%, (3 mo. USD LIBOR + 3.557%)(5)(8)(9)	2,000	$115,720

Total Preferred Securities (identified cost $2,017,240)		$115,720

Short-Term Investments — 1.1%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.31%(10)	5,318,406	$5,318,938

Total Short-Term Investments (identified cost $5,319,207)		$5,318,938

Total Investments — 100.2% (identified cost $470,509,641)		$472,266,479

Other Assets, Less Liabilities — (0.2)%		$(740,708)

Net Assets — 100.0%		$471,525,771

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2017, the aggregate value of these securities is $92,372,768 or 19.6% of the Portfolio’s net assets.

(2)	Security converts to floating rate after the indicated fixed-rate coupon period.

(3)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(4)	When-issued security.

(5)	Variable rate security. The stated interest rate represents the rate in effect at September 30, 2017.

(6)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at September 30, 2017.

(7)	Amount is less than 0.05%.

(8)	Non-income producing security.

(9)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(10)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2017. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended September 30, 2017 was $47,358.

The Portfolio did not have any open derivative instruments at September 30, 2017.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2017, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Corporate Bonds & Notes	$—	$196,967,849	$—	$196,967,849
Agency Mortgage-Backed Securities	—	115,087,590	—	115,087,590
Collateralized Mortgage Obligations	—	20,105,371	—	20,105,371
Commercial Mortgage-Backed Securities	—	21,893,703	—	21,893,703
Asset-Backed Securities	—	63,663,399	—	63,663,399
Foreign Government and Agency Securities	—	2,643,251	—	2,643,251
U.S. Treasury Obligations	—	46,470,658	—	46,470,658
Preferred Securities	—	—	115,720	115,720
Short-Term Investments	—	5,318,938	—	5,318,938
Total Investments	$—	$472,150,759	$115,720	$472,266,479

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended September 30, 2017 is not presented. At September 30, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Core Bond Portfolio

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	November 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	November 27, 2017

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	November 27, 2017